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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:                September 30, 2007
                                                              ------------------

Check here if Amendment                         [ ]   Amendment Number :_______
This Amendment (Check only one.):               [ ]   is a restatement
                                                [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
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Address: 830 Morris Turnpike
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         Short Hills, NJ 07078
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Form 13F File Number:       028-12244
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Newmark
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Title:   Chief Financial Officer
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Phone:   973-921-3424
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Signature, Place, and Date of Signing:

s/ David Newmark                   Short Hills, NJ             November 13, 2007
-----------------------------      ---------------             -----------------
         (Signature)                (City, State)                    (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               3
                                           -------------
Form 13F Information Table Entry Total:          30
                                           -------------
Form 13F Information Table Value Total:       895,215   (thousands)
                                           -------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.           Form 13F File Number            Name
  ---           --------------------            ----
   1            028-12245                       CHC Partners, L.L.C.
   2            028-12247                       Kevin D. Eng
   3            028-12246                       Howard T. Kaminsky

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                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
        --------              --------     -------- -------- -------------------------   --------     --------    ------------------
                                                                                                                  VOTING AUTHORITY
                              TITLE OF                VALUE  SHRS OR                    INVESTMENT     OTHER      ------------------
     NAME OF ISSUER            CLASS        CUSIP    (X1000) PRN AMT   SH/PRN PUT/CALL  DISCRETION    MANAGERS    SOLE   SHARED NONE
     --------------           --------      -----    ------- --------- ------ --------  ------------- --------    ----   ------ ----
COMPANHIA VALE DO RIO DOCE SPONSORED ADR  204412209  25,448    750,000   SH            Shared-Defined  1, 2, 3   750,000    0     0
LUNDIN MINING CORP              COM       550372106   3,836    300,000   SH            Shared-Defined  1, 2, 3   300,000    0     0
DAIMLERCHRYSLER AG              ORD       D1668R123 103,110  1,025,000   SH            Shared-Defined  1, 2, 3 1,025,000    0     0
NOKIA CORP                 SPONSORED ADR  654902204   7,586    200,000   SH            Shared-Defined  1, 2, 3   200,000    0     0
STERLITE INDS INDIA LTD         ADS       859737207  27,994  1,513,200   SH            Shared-Defined  1, 2, 3 1,513,200    0     0
ALLEGHENY TECHNOLOGIES INC      COM       01741R102  25,003    227,400   SH            Shared-Defined  1, 2, 3   227,400    0     0
CISCO SYS INC                   COM       17275R102  19,878    600,000   SH            Shared-Defined  1, 2, 3   600,000    0     0
COMCAST CORP NEW                CL A      20030N101  24,180  1,000,000   SH            Shared-Defined  1, 2, 3 1,000,000    0     0
CONTINENTAL AIRLS INC           CL B      210795308   3,303    100,000   SH            Shared-Defined  1, 2, 3   100,000    0     0
CORNING INC                     COM       219350105  12,325    500,000   SH            Shared-Defined  1, 2, 3   500,000    0     0
DELTA AIR LINES INC DEL       COM NEW     247361702  12,028    670,065   SH            Shared-Defined  1, 2, 3   670,065    0     0
FREEPORT-MCMORAN COPPER
 & GO                           COM       35671D857  14,685    140,000   SH            Shared-Defined  1, 2, 3   140,000    0     0
GENERAL MTRS CORP               COM       370442105  44,040  1,200,000   SH            Shared-Defined  1, 2, 3 1,200,000    0     0
GOODYEAR TIRE & RUBR CO         COM       382550101 108,558  3,569,800   SH            Shared-Defined  1, 2, 3 3,569,800    0     0
GOOGLE INC                      CL A      38259P508  23,825     42,000   SH            Shared-Defined  1, 2, 3    42,000    0     0
HERCULES INC                    COM       427056106  19,153    911,200   SH            Shared-Defined  1, 2, 3   911,200    0     0
HEWLETT PACKARD CO              COM       428236103  19,418    390,000   SH            Shared-Defined  1, 2, 3   390,000    0     0
LEHMAN BROS HLDGS INC           COM       524908100  30,865    500,000   SH            Shared-Defined  1, 2, 3   500,000    0     0
NORTHWEST AIRLS CORP            COM       667280408   4,095    230,035   SH            Shared-Defined  1, 2, 3   230,035    0     0
NUCOR CORP                      COM       670346105  35,682    600,000   SH            Shared-Defined  1, 2, 3   600,000    0     0
ORACLE CORP                     COM       68389X105  19,485    900,000   SH            Shared-Defined  1, 2, 3   900,000    0     0
QUALCOMM INC                    COM       747525103  33,808    800,000   SH            Shared-Defined  1, 2, 3   800,000    0     0
RTI INTL METALS INC             COM       74973W107  71,334    900,000   SH            Shared-Defined  1, 2, 3   900,000    0     0
UAL CORP                      COM NEW     902549807   4,653    100,000   SH            Shared-Defined  1, 2, 3   100,000    0     0
U S AIRWAYS GROUP INC           COM       90341W108  28,875  1,100,000   SH            Shared-Defined  1, 2, 3 1,100,000    0     0
WEYERHAEUSER CO                 COM       962166104   3,615     50,000   SH            Shared-Defined  1, 2, 3    50,000    0     0
ISHARES TRUST              DJ BROKER-DEAL 464288794  26,015    500,000   SH            Shared-Defined  1, 2, 3   500,000    0     0
POWERSHARES QQQ TRUST        UNIT SER 1   73935A104 102,820  2,000,000   SH            Shared-Defined  1, 2, 3 2,000,000    0     0
SELECT SECTOR SPDR TR      SBI MATERIALS  81369Y100  20,423    485,000   SH            Shared-Defined  1, 2, 3   485,000    0     0
OIL SVC HOLDRS TR          DEPOSTRY RCPT  678002106  19,175    100,000   SH            Shared-Defined  1, 2, 3   100,000    0     0